Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities

The carrying amount of the Company’s foreign currency denominated financial assets and financial liabilities at the reporting date were as follows (holdings are shown in $ equivalents):

	Assets		Liabilities
	2024	2023	2024	2023
Consolidated	$	$	$	$

New Israeli Shekel	1,869,176	1,677,602	896,730	1,084,678
Euros	11,519	32,902	557	319
AUD	57	69,606	4,673,480	5,053,672
	1,880,752	1,780,110	5,570,767	6,138,669

Schedule of Remaining Contractual Maturities	The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.
	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2024	$	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	274,380	-	-	-	274,380
Other payables	959,274	-	-	-	979,274
Government liabilities	-	-	-	16,943	16,943
Total non-derivatives	1,233,654	-	-	16,943	1,250,597

	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2023	$	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	501,424	-	-	-	501,424
Other payables	918,595	-	-	-	918,595
Government liabilities	-	-	-	6,088	6,088
Total non-derivatives	1,420,019	-	-	6,088	1,426,107